Issued Capital	6 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
ISSUED CAPITAL
13.	ISSUED CAPITAL

(a)	Share capital

Company
	June 30,		December 31,
	2025		2024
	Number of shares	US$	Number of shares	US$
Ordinary Shares fully paid	3,446,434	68,862,716	3,431,434	68,844,716

(b)	Movements in share capital

	Number of Shares	US$
December 31, 2024 and January 1, 2025	3,431,434	68,844,716
Issuance of shares for services	15,000	18,000
June 30, 2025	3,446,434	68,862,716

There is only one class of shares on issue being ordinary fully paid shares. Holders of ordinary shares are treated equally in all respects regarding voting rights and with respect to the participation in dividends and in the distribution of surplus assets upon a winding up. The fully paid ordinary shares have no par value.

(c)	Options on issue

There were no share options issued and outstanding during and at the end of the financial period.

(d)	Convertible notes

On October 24, 2023, the Company entered into convertible note purchase agreements with Nextglass Solutions, Inc raising a total of US$15 million by the issuance of US$15 million convertible notes (“NSI Note”). A former officer of the Company is an executive officer of Nextglass Solutions, Inc. The Company received the proceeds through our solicitor firm. The NSI Note bears no interest maturing 2 years from the date of issuance of the NSI Note. The holder of the NSI Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the NSI Note. Under the NSI Note, the holder of the NSI Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. In September 2025, the Company redeemed this NSI Note by assigning the equipment deposit of equal value to the holder of the NSI note (see Note 9 and 12).

On July 17, 2024, the Company entered into a Convertible Note and Warrants Purchase Agreement for Montague Capital Pty Ltd to raise US$350,000 for working capital. The executive director of the Company is a director of Montague Capital Pty Ltd. The Note is interest bearing at 6% per annum and maturing in two years from the date issuance of the Note. The holder of the Notes has the right to convert the principal into ordinary shares of the Company at a conversion price of US$1.25 per share over the term of the Note. Furthermore, there is a conversion limitation such that no conversion can be effected if after such conversion Montague would own more than 19.99% equity interest in the Company. At the date of this report, there was no conversion of the Note.

In addition, the noteholder shall receive a warrant representing 150% of the amount of the Note, raising an additional US$525,000 if all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company.

(e)	Warrants

On July 22, 2024 in connection with the Convertible Note and Warrants Purchase Agreement, the Company issued to the noteholder warrants to purchases a total of 403,846 shares raising an additional US$525,000. If all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company. At the date of this report, none of these warrants were exercised.